Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 28, 2014 item	Sep. 29, 2014	Sep. 19, 2014	Dec. 29, 2013
Stockholders' Equity
Common stock, authorized shares	340,000,000			340,000,000
Preferred stock, authorized shares	10,000,000			10,000,000
Common stock, issued shares	73,755,388			57,171,190
Common stock held by public and various members of management (as a percent)	25.30%
Affiliates of Ares Management
Stockholders' Equity
Number of affiliates holding common shares	2
Common stock held by related party (as a percent)	74.70%
Term Loan Facility
Stockholders' Equity
Partial repayment of debt		$ 115.5
Common Stock
Stockholders' Equity
Stock split ratio			190
Aggregate number of shares of common stock sold in IPO	15,467,500
Common Stock | IPO
Stockholders' Equity
Aggregate number of shares of common stock sold in IPO		15,467,500
Share price (in dollars per share)		$ 12.00
Gross proceeds received from the IPO		185.6
Aggregate net proceeds received after deducting underwriting discounts and commissions and other offering expenses		167.7
Underwriting discounts and commissions		12.5
Other offering expenses		$ 5.4